Intangible Assets	12 Months Ended
Dec. 28, 2013
Intangible Assets [Text Block]
6.	Intangible Assets

		Accumulated	Net Book Value	Net Book Value
	Cost	Amortization	December 28, 2013	December 31, 2012
Patents	$158,367	$72,885	$85,482	$77,961
Trademarks	121,968	93,903	28,065	7,639
License fee	62,710	20,712	41,998	9,019
	$343,045	$187,500	$155,545	$94,619